Accumulated Other Comprehensive Income Amounts Reclassified from Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net securities (gains) losses reclassified into earnings									$ (1,156)	$ (764)	$ (1,530)
Income tax expense	(5,961)	(6,010)	(6,497)	(5,803)	(6,877)	(7,056)	(6,573)	(4,769)	(24,271)	(25,275)	(20,298)
Net periodic employee benefit cost									(51,749)	(51,430)	(43,509)
Net effect on accumulated other comprehensive loss	(14,530)	(11,872)	(12,757)	(13,803)	(13,247)	(13,975)	(13,006)	(7,987)	(52,962)	(48,215)	(38,945)
Unrealized Gains (Losses) on Securities Available-for-Sale | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net securities (gains) losses reclassified into earnings									(1,156)	(764)	(954)
Income tax expense									427	282	359
Net effect on accumulated other comprehensive loss									(729)	(482)	(595)
Defined Benefit Pension Plans | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Income tax expense									185	333	196
Net periodic employee benefit cost									(500)	(903)	(521)
Net effect on accumulated other comprehensive loss									$ (315)	$ (570)	$ (325)